Right of use assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right of use assets
Balance at the beginning	£ 3,121
Balance at the end	2,453	£ 3,121
Property
Right of use assets
Balance at the beginning	3,121
Balance at the end	2,453	3,121
Property | Cost or valuation
Right of use assets
Balance at the beginning	4,091	2,529
Additions	183	1,562
Balance at the end	4,274	4,091
Property | Accumulated depreciation
Right of use assets
Balance at the beginning	(970)	(560)
Charge for the year	658	410
Impairment	193
Balance at the end	£ (1,821)	£ (970)